Related Party Disclosures - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Related Party Disclosures [Line Items]
Expense from share-based payment transactions with employees | $	$ 438,547	$ 9,721,724	$ 2,887,812	$ 36,336,555
Trade and other payables | $	1,743,422		1,743,422		$ 2,622,889
Key management personnel of entity or parent [member]
Related Party Disclosures [Line Items]
Expense from share-based payment transactions with employees | $	319,556	$ 8,467,233	2,048,956	$ 29,184,275
Trade and other payables | $	17,500		17,500		42,233
Reimbursement expenses owing to director and officer | $	$ 7,670		$ 7,670		$ 0
Key management personnel of entity or parent [member] | Deferred Share Units [Member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement			1,617,500
Number of share option vested in share based payment arrangement			1,137,813
Number of share option non vested in share based payment arrangement			479,688
Key management personnel of entity or parent [member] | Restricted share units [member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement				2,852,800
Number of share option vested in share based payment arrangement				2,661,475
Number of share option non vested in share based payment arrangement				191,325